Expenses related to the statutory executive board compensation recorded in the Company’s statement of operations is as follows (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Base salary	R$ 46,105	R$ 12,963	R$ 15,360
Variable compensation	14,485	7,027	8,421
Stock options plan	14,743	4,877	5,684
Total	75,333	24,867	29,465
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Base salary	25,533
Variable compensation
Stock options plan	7,111
Total	32,644
Key Management Personnel Of Entity Or Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Base salary	20,241	12,963	15,360
Variable compensation	14,485	7,027	8,421
Stock options plan	7,632	4,877	5,684
Total	42,358	24,867	29,465
Key Management Personnel Of Entity Or Parent 2 [Member]
IfrsStatementLineItems [Line Items]
Base salary	331
Variable compensation
Stock options plan
Total	R$ 331